Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Concentrate stockpiles	$ 1,711	$ 1,682
Leach pad and gold-in-circuit	30,321	7,851
Dore bars	3,456	1,796
Ore stockpiles	39,292	11,640
Materials and supplies	31,437	22,020
Total Inventory	106,217	44,989
Less: non-current portion (note 12)	(20,398)	(9,715)
Current inventories	85,819	35,274
Cost of inventories recognised as expense during period	346,400	160,100
Depreciation expense	121,077	$ 43,778
Lindero And Yaramoko Reporting Segment [Member]
Disclosure of operating segments [line items]
Inventories write down of materials and supplies to net realizable value	7,000
Depreciation expense	$ 2,800